CONSOLIDATED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING EXPENSES:
Research and development	$ 1,190	$ 8,391	$ 10,223	$ 22,284	$ 31,304	$ 180,916
Selling, general and administrative	507,502	483,903	933,060	879,032	1,792,769	2,021,555
Depreciation	988	1,120	1,976	2,240	4,480	4,480
Total operating expenses	509,680	493,414	945,259	903,556	1,828,553	2,206,951
Loss from operations	(509,680)	(493,414)	(945,259)	(903,556)	(1,828,553)	(2,206,951)
Other income (expense):
Interest expense	(2,300,091)	(319,189)	(2,606,025)	(574,989)	(1,355,537)	(545,451)
Loss on settlement of debt						(787,515)
(Loss) gain on change in fair value of derivative liabilities	(517,858)	1,191,857	(476,450)	81,717	782,556	174,719
Loss before provision for income taxes	(3,327,629)	379,254	(4,027,734)	(1,396,828)	(2,401,534)	(3,365,198)
Provision for income taxes (benefit)	0	0	0	0	0	0
Net (loss) income	(3,327,629)	379,254	(4,027,734)	(1,396,828)	(2,401,534)	(3,365,198)
Non-controlling interest	29	0	29	0
NET (LOSS) INCOME ATTRIBUTABLE TO SOLAR WIND ENERGY TOWER, INC. COMMON SHAREHOLDERS	$ (3,327,600)	$ 379,254	$ (4,027,705)	$ (1,396,828)	$ (2,401,534)	$ (3,365,198)
Net (loss) per common share, basic	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)
Net (loss) per common share, diluted	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding, basic	493,584,706	296,661,260	451,372,066	371,703,592	308,150,223	244,446,234
Weighted average number of common shares outstanding, diluted	493,584,706	364,731,453	451,372,066	371,703,592